Liquidity risk	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Liquidity risk

Liquidity risk

Overview (unaudited)	Key metrics (unaudited)

Liquidity risk is the risk that, while still being solvent, we do not have the liquid financial resources to meet our obligations when they fall due, or we can only obtain them at high cost.

In this section, we describe our sources and uses of liquidity and how we manage liquidity risk. We also analyse our key liquidity metrics, including our LCR and our eligible liquidity pool.

We then explain our funding strategy and structure and we analyse our wholesale funding. Finally, we analyse how we have encumbered some of our assets to support our funding activities.

LCR increased to 164% (2017: 120%) Wholesale funding with maturity <1 year up to £16.5bn (2017: £14.9bn) LCR eligible liquidity pool increased to £54.1bn (2017: £48.5bn)

OUR KEY LIQUIDITY RISKS (UNAUDITED)

Through our LRA framework, we manage our funding or structural contingent and market liquidity risks wherever they arise. This can be in retail and corporate deposit outflows, wholesale secured and unsecured liquidity outflows and off-balance sheet activities. Other risks our framework covers include funding concentrations, intra-day cash flows, intra-group commitments and support, and franchise retention.

Our main sources of liquidity

Customer deposits finance most of our customer lending. Although these funds are mostly callable, in practice they give us a stable and predictable core of funding. This is due to the nature of retail accounts and the breadth of our retail customer relationships.

We have a strong wholesale funding investor base, diversified across product types and geographies. Through the wholesale markets, we have active relationships in many sectors including banks, other financial institutions, corporates and investment funds. We access the wholesale funding markets through the issuance of capital, senior unsecured debt, covered bonds, structured notes and short-term funding. We also access these markets through securitisations of certain assets of Santander UK plc and our operating subsidiaries. For more on our programmes, see Notes 15, 28 and 29 in the Consolidated Financial Statements.

We generate funding on the strength of our own balance sheet, our own profitability and our own network of investors. We comply with rules set by the PRA, other regulators, and Banco Santander standards. While we manage, consolidate and monitor liquidity risk centrally, we also manage and monitor it in the business area it comes from. For more on our structural relationship with Banco Santander and how that impacts our liquidity management, see the Directors’ report.

Our main uses of liquidity

Our main uses of liquidity are to fund our lending in Retail Banking and Corporate & Commercial Banking, to pay interest and dividends, and to repay debt. Our ability to pay dividends depends on various factors. These include our regulatory capital needs, the level of our distributable reserves, and our financial performance. We also use liquidity to pay for business combinations.

LIQUIDITY RISK MANAGEMENT

Introduction (unaudited)

In 2018 we managed liquidity risk on a consolidated basis in our CFO division, which is our centralised function for managing funding, liquidity and capital. We created our governance, oversight and control frameworks, and our LRA, on the same consolidated basis. Under this model, and the PRA’s liquidity rules, Santander UK plc and its subsidiaries ANTS and Cater Allen Limited form the Domestic Liquidity Sub-group (DoLSub), which allows the entities to collectively meet regulatory requirements. Each member of the DoLSub will support the others by transferring surplus liquidity in times of stress.

With effect from 1 January 2019, and in accordance with our ring-fence structure, Santander UK plc was granted a new DoLSub permission, withdrawing ANTS from the existing UK DoLSub.

Risk appetite

Our LRA statement is based on the principles of liquidity management we use to manage our balance sheet. It also supports our need to meet or exceed the rules of our regulators. In line with our liquidity management principles, we avoid an over-reliance on funding from a single product, customer or counterparty. We also maintain enough unencumbered customer assets to support current and future funding and collateral requirements, and maintain enough capacity to monetise liquid assets and other counterbalancing capacity within an appropriate timeframe.

Our LRA is proposed to the Risk division and the Board, which is then approved under advice from the Board Risk Committee. Our LRA, in the context of our overall Risk Appetite, is reviewed and approved by the Board each year, or more often if needed. From 1 January 2019, separate LRAs for Santander UK plc and for ANTS plc have been approved. These are appropriate to their individual business models and consistent with the strategy of Santander UK Group Holdings plc.

Risk measurement (unaudited)

We use a number of metrics to manage liquidity risk. These include metrics that show the difference between cash and collateral inflows and outflows in different periods. They also include structural metrics, such as our level of encumbered assets.

Ongoing business management

Within our framework of prudent funding and liquidity management, we manage our activities to minimise our liquidity risk. We have clear responsibilities for short-term funding, medium-term funding, encumbrance, collateral and liquid asset management. This ensures we manage liquidity risks as part of our daily operations, strategy and planning.

Our liquidity management framework is split between short-term and strategic activities. Our short-term activities focus on intra-day collateral; management and maintaining liquid assets to cover unexpected demands on cash in a stress scenario (such as large and unexpected deposit withdrawals by customers and loss of wholesale funding). Our strategic activities focus on ensuring we are not over reliant on any one source for funding and that we avoid excessive concentrations in the maturity of our funding.

We regularly test the liquidity of our eligible liquidity pool, in line with PRA and Basel rules. We do this by realising some of the assets through repurchase or outright sale to the market. We make sure that over any 12-month period we realise a significant part of our eligible liquidity pool. As well as our eligible liquidity pool, we hold a portfolio of unencumbered liquid assets at all times. Our LRA and PRA requirements determine the size and composition of this portfolio. These assets give us a source of contingent liquidity, as we can realise some of them in a time of stress to create liquidity through repurchase or outright sale to the market.

Stress testing

We have a liquidity stress test framework in place which is central to our LRA measurement and monitoring. It includes three severe but plausible stress test scenarios. To fit with our risk appetite, the liquidity outflows that come from these stress tests must be fully covered with high-quality liquid assets, other liquid assets and management actions sanctioned at the right level of governance. Additionally, a funding plan disruption stress scenario forms part of our LRA monitoring.

Our Risk division runs a range of stress tests. Our LRA stress test is a combination of three test that cover idiosyncratic, market-wide and combined scenarios. Our other tests consider scenarios such as a global economic slowdown that results in reduced confidence in the banking industry, a slowdown in one of the major economies or a deterioration in the availability of liquidity. These are considered on both an acute and protracted basis. We also run severe combined stress tests which look at both a deep and prolonged UK recession that results in a reduction in wholesale funding availability and a simultaneous idiosyncratic shock that would lead to retail and commercial outflows.

We also conduct sensitivity analysis and reverse stress testing for instant liquidity shocks by each key liquidity risk. We do this to understand the impacts they would have on our LRA and our regulatory liquidity metrics.

We monitor our LCR to ensure we continue to meet the requirements. Although the Basel Committee published its final Net Stable Funding Ratio (NSFR) standards in October 2014, the NSFR has not yet been implemented within the EU (unlike the LCR). As such there is no formal NSFR requirement applicable to UK or other EU banks until such time as the European Commission adopts appropriate regulatory and technical standards. Nonetheless, we monitor our NSFR on an ongoing basis and stand ready to comply with the standards once agreed.

Risk mitigation (unaudited)

The Board aims to make our balance sheet resilient at all times and for it to be perceived as such by stakeholders. This preserves our short and long-term viability. The Board recognises that as we are involved in maturity transformation, we cannot hold enough liquidity to cover all possible stress scenarios. The Board requires us to hold enough liquidity to make sure we will survive three plausible but severe stress scenarios (our LRA stress). We do this by maintaining a prudent balance sheet structure and approved liquid resources.

Recovery framework

In the event of a liquidity or capital stress, we have developed a series of actions outlined in our Recovery Plan. This enables us to respond to a wide variety of stresses, from mild to severe, in a coordinated and efficient manner. Our Recovery Plan addresses how we would manage a capital or liquidity stress. We would invoke it in response to triggers across a range of metrics falling outside threshold levels, or a qualitative assessment of potential serious risks to our financial position and balance sheet strength. All of these metrics are part of our existing risk management processes. The Recovery Plan would be invoked as early and proactively as possible in order to mitigate a stress with suitable actions.

The Recovery Plan is approved by the Board under advice from the Board Audit Committee and is subject to ongoing review and enhancement. The CFO division manages the Recovery Plan and the operational continuity process.

Risk monitoring and reporting (unaudited)

We monitor liquidity risk daily, weekly and monthly. We do this through different committees and levels of management, including ALCO and the Board Risk Committee.

LIQUIDITY RISK REVIEW (unaudited)

2018 compared to 2017

•

Throughout 2018 we maintained robust risk management controls to monitor and manage the levels of our eligible liquidity pool and encumbrance. The LCR increased to 164% at 31 December 2018 (2017: 120%), This increase reflects prudent planning and some pre-funding of our 2019 wholesale funding requirements. The lower USD balance reported in the eligible liquidity pool reflects the impact of ring-fencing on our liquidity requirements.

•

Our LCR eligible liquidity pool significantly exceeded our wholesale funding of less than one year, with a coverage ratio of 322% at 31 December 2018 (2017: 326%). The coverage ratio was broadly flat year on year, but continues to be volatile due to the management of normal short-term business commitments.

•	The LRA increased 29%, reflecting prudent planning and some pre-funding of our 2019 wholesale funding requirements offsetting an increase in the severity of the stress scenarios.

Liquidity Coverage Ratio

This table shows our LCR and LRA at 31 December 2018 and 2017. It reflects the stress testing methodology in place at that time.

	LCR		LRA(1)
	2018 £bn	2017 £bn	2018 £bn	2017 £bn
Eligible liquidity pool (liquidity value)	53.0	47.4	52.2	45.7
Net stress outflows	(32.4)	(39.7)	(32.1)	(34.7)

Surplus	20.6	7.7	20.1	11.0

Eligible liquidity pool as a percentage of anticipated net cash flows	164%	120%	163%	132%

(1)	The LRA is a three-month Santander UK specific requirement.

LCR eligible liquidity pool

This table shows the carrying value and liquidity value of our eligible liquidity pool assets at 31 December 2018 and 2017. It also shows the weighted average carrying value in the year.

	Carrying value		Liquidity value(1)		Weighted average carrying value in the year
	2018 £bn	2017 £bn	2018 £bn	2017 £bn	2018 £bn	2017 £bn
Cash and balances at central banks	22.4	30.9	22.4	30.9	24.4	23.6
Government bonds	26.1	12.5	25.7	12.3	16.8	19.6
Supranational bonds and multilateral development banks	1.1	1.0	1.1	1.0	1.1	1.1
Covered bonds	2.7	2.7	2.5	2.3	2.6	2.7
Asset-backed securities	1.7	0.6	1.3	0.5	1.4	0.8
Equities	0.1	0.8	—	0.4	2.1	1.1

	54.1	48.5	53.0	47.4	48.4	48.9

(1)	Liquidity value is the carrying value with the applicable LCR haircut applied.

Currency analysis

This table shows the carrying value of our eligible liquidity pool by major currencies at 31 December 2018 and 2017, the composition of the pool is consistent with the currency profile of our net liquidity outflows.

	US Dollar £bn	Euro £bn	Sterling £bn	Other £bn	Total £bn
2018	5.3	3.9	42.2	2.7	54.1
2017	9.2	1.8	36.7	0.8	48.5

Composition of the eligible liquidity pool

This table shows the allocation of the carrying value of the assets in our eligible liquidity pool for LRA and LCR purposes at 31 December 2018 and 2017.

	2018					2017
	LCR eligible liquidity pool				Of which	LCR eligible liquidity pool				Of which
	Level 1 £bn	Level 2A £bn	Level 2B £bn	Total £bn	LRA eligible £bn	Level 1 £bn	Level 2A £bn	Level 2B £bn	Total £bn	LRA eligible £bn
Cash and balances at central banks	22.4	—	—	22.4	21.8	30.9	—	—	30.9	30.3
Government bonds:
– AAA to AA-	23.6	—	—	23.6	23.3	11.0	—	—	11.0	11.0
– A+ to A	—	2.5	—	2.5	2.5	—	1.5	—	1.5	1.5
Supranational bonds and multilateral development banks:
– AAA to AA-	1.1	—	—	1.1	1.1	1.0	—	—	1.0	1.0
Covered bonds:
– AAA to AA-	1.6	1.1	—	2.7	2.7	1.5	1.2	—	2.7	2.7
Asset-backed securities:
– AAA to AA-	—	—	1.7	1.7	1.7	—	—	0.6	0.6	0.6
Equities	—	—	0.1	0.1	0.1	—	—	0.8	0.8	0.8

	48.7	3.6	1.8	54.1	53.2	44.4	2.7	1.4	48.5	47.9

FUNDING RISK MANAGEMENT

Funding strategy (unaudited)

Our funding strategy continues to be based on maintaining a conservatively-structured balance sheet and diverse sources of funding to meet the need of our business strategy and plans. The CFO Division maintains a funding plan and ensures it is compliant with the LRA and regulatory liquidity and capital requirements.

Most of our funding comes from customer deposits. We source the rest from a mix of secured and unsecured funding in the wholesale markets. Overall, this means that we do not rely too heavily on wholesale funds. We also have checks and controls to limit our asset encumbrance from our secured funding operations. As part of maintaining a diverse funding base, we raise funding in a number of currencies, including euro and USD, and convert it into sterling through currency swaps to fund our commercial assets which are largely sterling denominated.

Our base of stable retail and corporate deposits is a key funding source for us. We leverage our large and diverse customer base to offer products that give us a long-term sustainable source of funding. We do this by focusing on building long-term relationships. Around 90% of our total core retail customer liabilities are covered by the Financial Services Compensation Scheme (the FSCS).

Behavioural maturities

The contractual maturity of our balance sheet assets and liabilities highlights the maturity transformation that underpins the role of banks to lend long term, but to fund themselves mainly with shorter-term liabilities, like customer deposits. We do this by diversifying our funding operations across a wide customer base, both in numbers and by type of depositor. In practice, the behavioural profiles of many liabilities show more stability and longer maturity than their contractual maturity. This is especially true of many types of retail and corporate deposits that, while they may be repayable on demand or at short notice, have shown good stability even in times of stress. We model behaviour profiles using our experience of customer behaviour. We use this data to determine the funds transfer pricing interest rates at which we reward and charge our business units for sources and uses of funds. We apply this rate until a customer changes onto a different product or service offered by us or by one of our competitors.

We continue to improve the quality of our retail, commercial and wholesale deposits. We aim to deepen our customer relationships across all customer segments. We do this to lengthen the contractual and behavioural profile of our liability base.

Deposit funding

We mainly fund our Retail Banking and Corporate & Commercial Banking activities by customer deposits. We fund the rest through wholesale markets.

Wholesale funding

Wholesale funding and issuance model (unaudited)

Banco Santander is a multiple point of entry resolution group. This means that should it fail, it would be split up into parts. Healthy parts might be sold or be kept as a residual group without their distressed sister companies. The resolution or recapitalisation of the distressed parts might be effected via ‘bail in’ of bonds that had been issued to the market by a regional intermediate holding company.

Santander UK is a single point of entry resolution group. This means that resolution would work downwards from the group’s holding company (i.e. Santander UK Group Holdings plc). Losses in subsidiaries would first be transferred up to Santander UK Group Holdings plc. If the holding company is bankrupt as a result, the group needs resolving. The ‘bail in’ tool is applied to the holding company, with the equity being written off and bonds written off or converted into equity as needed to recapitalise the group. Those bondholders would become the new owners, and the group would stay together.

Santander UK Group Holdings plc is the immediate holding company of Santander UK plc and offers no guarantee to them. This structure is a Bank of England recommended configuration which aims to resolve banks without disrupting the activities of their operating companies, thereby maintaining continuity of services for customers.

Composition of wholesale funding (unaudited)

We are active in the wholesale markets and we have direct access to both money market and long-term investors through our funding programmes. This makes our wholesale funding well diversified by product, maturity, geography and currency. This includes currencies available across a range of channels from money markets, repo markets, senior unsecured, secured, medium-term and capital. For details of our main programmes, see the Funding Information section of our website www.santander.co.uk/uk/about-santander-uk/investor-relations/funding-information.

Following the implementation of our ring-fencing plan, Santander UK plc is now our main operating company issuer of senior unsecured debt, structured notes, short-term funding and covered bonds. Santander UK Group Holdings plc is the issuer of capital and MREL/Total Loss Absorbing Capacity (TLAC) eligible senior unsecured debt.

We also access the wholesale markets through securitisations of certain assets of the Santander UK group’s operating subsidiaries. In addition, we have access to UK Government funding schemes. Eligible collateral for these schemes includes all collateral that is eligible in the Bank of England’s Discount Window Facility. We ensure that sufficient collateral is placed and available at the Discount Window.

FUNDING RISK REVIEW

2018 compared to 2017 (unaudited)

•

Together with our immediate parent, Santander UK Group Holdings plc, our overall funding strategy remains to develop and sustain a diversified funding base. We also need to fulfil regulatory requirements as well as support our credit ratings. 2018 presented a challenging market environment for issuance, debt capital markets experienced pockets of volatility throughout the year. However, despite the continuing backdrop of global geo-political turbulence and the ongoing concerns around Brexit, the credit markets remained open and we saw good demand from investors for high quality paper, though at wider credit spreads. The bulk of funding in 2018 was done in the first half of the year, taking advantage of the more positive market conditions.

•	In 2018, our total term funding was £17.1bn (2017: £11.8bn), of which £14.8bn (2017: £7.3bn) was medium-term issuance and £2.3bn (2017: £4.0bn) was from the UK Government’s Term Funding Scheme (TFS).

•

The £14.8bn medium-term funding included £2.7bn of downstreamed funding from issuances by our immediate parent (since 1 January 2019, Santander UK Group Holdings plc has downstreamed c.£8.7bn to Santander UK plc as ‘secondary non-preferential debt’ in line with the MREL guidelines of the Bank of England, such debt is subordinated to our existing senior unsecured liabilities), £4.5bn of senior unsecured notes, £4.3bn of covered bonds and £3.3bn of securitisations from the Company.

•

Maturities in 2018 were £6.9bn (2017: £13.1bn). At 31 December 2018, 77% (2017: 75%) of wholesale funding had a maturity of greater than one year, with an overall residual duration of 37 months (2017: 43 months). The total drawdown outstanding from the TFS was £10.8bn (2017: £8.5bn) and the total drawdowns of UK Treasury Bills under the FLS were at £1.0bn (2017: £3.2bn).

•	Our level of encumbrance from external and internal issuance of securitisations and covered bonds remained broadly static in 2018, as planned.

Reconciliation of wholesale funding to the balance sheet

This table reconciles our wholesale funding to our balance sheet at 31 December 2018 and 2017.

		Balance sheet line item
				Repurchase		Financial
	Funding	Deposits	Deposits by	agreements – non	Trading	liabilities designated	Debt securities	Subordinated	Other equity
	analysis	by banks	customers(1)	trading(2)	liabilities	at fair value	in issue	liabilities	instruments(3)
2018	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits	1.0	1.0	—	—	—	—	—	—	—
Certificates of deposit and commercial paper	6.4	—	—	—	—	—	6.4	—	—
Senior unsecured – public benchmark	21.2	—	8.6	—	—	—	12.6	—	—
– privately placed	4.0	—	0.1	—	—	1.0	2.9	—	—
Covered bonds	16.6	—	—	—	—	—	16.6	—	—
Securitisation and structured issuance	7.8	—	0.5	2.2	—	—	5.1	—	—
Term Funding Scheme	10.8	10.8	—	—	—	—	—	—	—
Subordinated liabilities and equity	5.0	—	—	—	—	—	—	3.0	2.0

Total wholesale funding	72.8	11.8	9.2	2.2	—	1.0	43.6	3.0	2.0

Repos	10.8	—	—	8.7	—	2.1	—	—	—
Foreign exchange and hedge accounting	4.2	—	0.5	—	—	—	3.1	0.6	—
Other	8.6	5.4(4)	—	—	—	3.2	—	—	—

Balance sheet total	96.4	17.2	9.7	10.9	—	6.3	46.7	3.6	2.0

2017
Deposits by banks	0.3	0.2	—	—	—	0.1	—	—	—
Certificates of deposit and commercial paper	8.0	—	—	—	—	0.4	7.6	—	—
Senior unsecured – public benchmark	17.8	—	6.0	—	—	—	11.8	—	—
– privately placed	3.1	—	—	—	—	1.1	2.0	—	—
Covered bonds	14.2	—	—	—	—	—	14.2	—	—
Securitisation and structured issuance	5.5	—	0.5	1.0	—	—	4.0	—	—
Term Funding Scheme	8.5	8.5	—	—	—	—	—	—	—
Subordinated liabilities and equity	5.5	—	—	—	—	—	—	3.2	2.3

Total wholesale funding	62.9	8.7	6.5	1.0	—	1.6	39.6	3.2	2.3

Repos	25.6	—	—	0.1	25.5	—	—	—	—
Foreign exchange and hedge accounting	3.9	—	0.3	—	—	—	3.0	0.6	—
Other	10.3	4.0(4)	—	—	5.6(5)	0.7	—	—	—

Balance sheet total	102.7	12.7	6.8	1.1	31.1	2.3	42.6	3.8	2.3

(1)	This is included in our balance sheet total of £178,090m (2017: £183,648m).
(2)

From 1 January 2018, the non-trading repurchase agreements that are held at amortised cost are now presented as separate lines in the balance sheet, as described in Note 1. Comparatives are re-presented accordingly.

(3)

Consists of £14m (2017: £14m) fixed/floating rate non-cumulative callable preference shares, £235m (2017: £235m) Step-up Callable Perpetual Reserve Capital Instruments and £1,756m (2017: £2,046m) Perpetual Capital Securities. See Note 34 to the Consolidated Financial Statements.

(4)	Other consists of items in the course of transmission and other deposits, excluding the TFS. See Note 26 to the Consolidated Financial Statements.
(5)	Short positions in securities and unsettled trades, cash collateral and short-term deposits. See Note 23 to the Consolidated Financial Statements.

Maturity profile of wholesale funding

This table shows our main sources of wholesale funding. It does not include securities financing repurchase agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.

	< 1	>1 and	>3 and	>6 and	>9 and	Sub-total	>1 and	>2 and
	month	<3 months	<6 months	<9 months	<12 months	<1 year	<2 years	<5 years	>5 years	Total
2018	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc(1)
Senior unsecured – public benchmark	—	—	—	—	—	—	0.8	6.2	1.6	8.6
– privately placed	—	—	—	—	—	—	—	—	0.1	0.1
Subordinated liabilities and equity (incl. AT1)	—	—	0.2	—	0.3	0.5	—	0.8	1.5	2.8

	—	—	0.2	—	0.3	0.5	0.8	7.0	3.2	11.5

Other Santander UK plc
Deposits by banks	—	1.0	—	—	—	1.0	—	—	—	1.0
Certificates of deposit and commercial paper	1.5	3.6	1.1	0.1	0.1	6.4	—	—	—	6.4
Senior unsecured – public benchmark	0.8	1.5	—	0.6	—	2.9	4.8	3.5	1.4	12.6
– privately placed	—	—	1.0	0.3	—	1.3	1.8	0.4	0.4	3.9
Covered bonds	—	—	—	1.4	—	1.4	2.8	8.4	4.0	16.6
Securitisation and structured issuance(2)	0.8	0.6	0.6	0.2	0.4	2.6	0.8	2.5	—	5.9
Term Funding Scheme	—	—	—	—	—	—	4.5	6.3	—	10.8
Subordinated liabilities	—	—	—	—	—	—	—	0.9	1.3	2.2

	3.1	6.7	2.7	2.6	0.5	15.6	14.7	22.0	7.1	59.4

Other group entities
Securitisation and structured issuance(3)	—	0.1	0.1	0.1	0.1	0.4	0.4	1.1	—	1.9

Total at 31 December 2018	3.1	6.8	3.0	2.7	0.9	16.5	15.9	30.1	10.3	72.8

Of which:
– Secured	0.8	0.7	0.7	1.7	0.5	4.4	8.5	18.3	4.0	35.2
– Unsecured	2.3	6.1	2.3	1.0	0.4	12.1	7.4	11.8	6.3	37.6

	3.1	6.8	3.0	2.7	0.9	16.5	15.9	30.1	10.3	72.8

Total at 31 December 2017	4.8	3.9	3.3	1.4	1.5	14.9	7.9	28.9	11.2	62.9

Of which:
– Secured	0.9	—	1.4	—	1.3	3.6	2.9	18.3	3.4	28.2
– Unsecured	3.9	3.9	1.9	1.4	0.2	11.3	5.0	10.6	7.8	34.7

	4.8	3.9	3.3	1.4	1.5	14.9	7.9	28.9	11.2	62.9

(1)

95% of Senior Unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential debt’ in line with the guidelines from the Bank of England for Internal MREL.

(2)	Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)	Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.

Currency composition of wholesale funds

This table shows our wholesale funding by major currency at 31 December 2018 and 2017.

	2018				2017
	Sterling %	US Dollar %	Euro %	Other %	Sterling %	US Dollar %	Euro %	Other %
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	11	65	22	2	9	67	22	2
– privately placed	—	—	—	100	—	—	—	100
Subordinated liabilities and equity (incl. AT1)	64	36	—	—	68	32	—	—

	23	57	17	3	28	54	14	4

Other Santander UK plc
Deposits by banks	3	97	—	—	27	73	—	—
Certificates of deposit and commercial paper	48	52	—	—	89	10	—	1
Senior unsecured – public benchmark	11	56	33	—	9	49	42	—
– privately placed	13	12	72	3	7	19	70	4
Covered bonds	50	—	49	1	47	—	52	1
Securitisation and structured issuance	61	35	4	—	80	20	—	—
Term Funding Scheme	100	—	—	—	100	—	—	—
Subordinated liabilities	49	51	—	—	52	48	—	—

	48	25	26	1	49	19	32	—

Other group entities
Deposits by banks	—	—	—	—	—	100	—	—
Certificates of deposit and commercial paper	—	—	—	—	34	65	1	—
Securitisation and structured issuance	89	11	—	—	91	—	9	—

	89	11	—	—	47	50	3	—

Total	46	30	24	—	45	28	25	2

Term issuance

In 2018, our external term issuance (sterling equivalent) was:

	Sterling £bn	US Dollar £bn	Euro £bn	Other £bn	Total 2018 £bn	Total 2017 £bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	0.5	1.5	0.7	—	2.7	2.0
– privately placed	—	—	—	—	—	0.1
Subordinated debt and equity (incl. AT1)	—	—	—	—	—	0.5

	0.5	1.5	0.7	—	2.7	2.6

Other Santander UK plc
Securitisations and other secured funding	1.4	1.5	—	—	2.9	0.5
Covered bonds	2.5	—	1.8	—	4.3	2.3
Senior unsecured – public benchmark	0.4	2.5	—	—	2.9	1.1
– privately placed	0.3	—	1.3	—	1.6	0.1
Term Funding Scheme	2.3	—	—	—	2.3	4.0

	6.9	4.0	3.1	—	14.0	8.0

Other group entities
Securitisations	0.4	—	—	—	0.4	1.2

Total gross issuances	7.8	5.5	3.8	—	17.1	11.8

Encumbrance (unaudited)

We have encumbered an asset if we have pledged it as collateral against an existing liability. This means it is no longer available to secure funding, meet our collateral needs or be sold to reduce future funding needs. Being able to pledge assets as collateral is an integral part of a financial institution’s operations. We do various things that lead to asset encumbrance. These include where we:

•	Enter into securitisation, covered bonds, and repurchase agreements (including central bank programmes) to access medium and long-term funding

•	Enter into short-term funding transactions. These include repurchase agreements and stock borrowing transactions as part of our operational liquidity management

•	Pledge collateral as part of participating in payment and settlement systems

•	Post collateral as part of derivatives activity.

We monitor our mix of secured and unsecured funding sources in our funding plan. We aim to use our available collateral efficiently to raise secured funding and to meet our other collateralised obligations.

Our biggest source of encumbrance is where we use our mortgage portfolio to raise funds through securitisation, covered bonds or other structured borrowing. We control our levels of encumbrance from these by setting a minimum level of unencumbered assets that must be available after we factor in our future funding plans, whether we can use our assets for our future collateral needs, the impact of a possible stress and our current level of encumbrance.

Assets classified as readily available for encumbrance include cash and securities we hold in our eligible liquidity pool. They also include other unencumbered assets that give us a source of contingent liquidity. We do not rely on these extra unencumbered assets in our LRA, but we might use some of them in a time of stress. We can create liquidity by using them as collateral for secured funding or through outright sale.

Loans and advances to customers are only classified as readily available for encumbrance if they are already in a form we can use to raise funding without any other actions on our part. This includes excess collateral that is already in a secured funding structure. It also includes collateral that is pre-positioned at central banks and is available for use in secured funding.

All other loans and advances are classified as not readily available for encumbrance, however, may still be suitable for use in secured funding structures.

Encumbrance of customer loans and advances

We have issued prime retail mortgage-backed and other asset-backed securitised products to a diverse investor base through our mortgage-backed and other asset-backed funding programmes. We have raised funding with mortgage-backed notes, both issued to third parties and retained – the latter being central bank eligible collateral for funding purposes in other Bank of England facilities. We also have a covered bond programme, under which we issue securities to investors secured by a pool of residential mortgages.

For more on these programmes, see Notes 15 and 37 to the Consolidated Financial Statements.

On-balance sheet encumbered and unencumbered assets

	Encumbered with counterparties other than central banks				Assets	Unencumbered assets not pre-positioned with central banks
2018	Covered bonds £m	Securitis- ations £m	Other £m	Total £m	positioned at central banks(4) £m	Readily available £m	Other available assets £m	Cannot be encumbered £m	Total £m	Total assets £m
Cash and balances at central banks(1)(2)	—	—	1,080	1,080	636	18,031	—	—	18,667	19,747
Financial assets at FVTPL:
– Derivative financial instruments	—	—	—	—	—	—	—	5,259	5,259	5,259
– Other financial assets at FVTPL	—	—	—	—	—	—	—	5,617	5,617	5,617
Financial assets at amortised cost:
– Loans and advances to customers	21,240	14,454	256	35,950	52,497	71, 941	20,943	19,958	165,339	201,289
– Loans and advances to banks	—	—	218	218	—	—	—	2,581	2,581	2,799
– Repurchase agreements- non trading(3)	—	—	—	—	—	—	—	21,127	21,127	21,127
– Other financial assets at amortised cost	—	—	3,763	3,763	—	3,466	—	—	3,466	7,229
Financial assets at FVOCI	—	—	5,825	5,825	—	7,477	—	—	7,477	13,302
Interests in other entities	—	—	—	—	—	—	—	88	88	88
Intangible assets	—	—	—	—	—	—	—	1,808	1,808	1,808
Property, plant and equipment	—	—	—	—	—	—	1,832	—	1,832	1,832
Current tax assets	—	—	—	—	—	—	—	153	153	153
Retirement benefit assets	—	—	—	—	—	—	—	842	842	842
Other assets	—	—	—	—	—	—	—	2,280	2,280	2,280

Total assets	21,240	14,454	11,142	46,836	53,133	100,915	22,775	59,713	236,536	283,372

2017(5)
Cash and balances at central banks(1)(2)	—	—	1,010	1,010	395	31,366	—	—	31,761	32,771
Trading assets	—	—	17,092	17,092	—	903	—	12,560	13,463	30,555
Derivative financial instruments	—	—	—	—	—	—	—	19,942	19,942	19,942
Other financial assets at FVTPL	—	—	—	—	—	1,405	691	—	2,096	2,096
Loans and advances to banks(3)	—	—	105	105	—	—	—	3,358	3,358	3,463
Loans and advances to customers(3)	18,891	16,530	31	35,452	57,644	64,412	20,459	21,373	163,888	199,340
Repurchase agreements – non trading(3)	—	—	—	—	—	—	—	2,614	2,614	2,614
Financial investments	—	—	6,755	6,755	—	10,856	—	—	10,856	17,611
Interests in other entities	—	—	—	—	—	—	—	73	73	73
Intangible assets	—	—	—	—	—	—	—	1,742	1,742	1,742
Property, plant and equipment	—	—	—	—	—	—	1,598	—	1,598	1,598
Retirement benefit assets	—	—	—	—	—	—	—	449	449	449
Other assets	—	—	—	—	—	—	—	2,511	2,511	2,511

Total assets	18,891	16,530	24,993	60,414	58,039	108,942	22,748	64,622	254,351	314,765

(1)	Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
(2)	Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
(3)

From 1 January 2018, the non-trading repurchase agreements that are held at amortised cost are now presented as separate lines in the balance sheet, as described in Note 1. Comparatives are re-presented accordingly.

(4)	Comprises pre-positioned assets and encumbered assets.
(5)	2017 data has been restated as a result of enhancement to the internal methodology for reporting encumbered and unencumbered assets.